TARGET PORTFOLIO TRUST
Target Large Cap Value Portfolio

Supplement dated October 15, 2010 to the Prospectus and Statement of Additional Information dated February 25, 2010

Effective immediately, R. Burns McKinney is now serving as Portfolio Manager on Target Portfolio Trust – Target Large Cap Value Portfolio (“the Portfolio”). To reflect this change, the Portfolio’s Prospectus and Statement of Additional Information (“SAI”) are hereby changed as follows:

I.	In the section of the Prospectus entitled Summary: Large Cap Value Portfolio/Management of the Portfolio, the following line is hereby added to the table found in this section:

Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
	NFJ Investment Group LLC	R. Burns McKinney	Senior Vice President, Portfolio Manager	September 2010

II.

In the section of the Prospectus entitled How the Trust is Managed/Portfolio Managers/Large Cap Value Portfolio, the following is hereby added to the table end of this section:

R. Burns McKinney, CFA - Senior Vice President, Portfolio Manager. Mr. McKinney has over 13 years of experience in equity research, financial analysis and investment banking. Prior to joining NFJ Investment Group in 2006, Mr. McKinney was an equity analyst covering the energy sector for Evergreen Investments in Boston. He began his career as an investment banking analyst at Alex. Brown & Sons in 1996. Prior to attending business school, he served as a Vice President in equity research at Merrill Lynch in New York, and also worked as an equity analyst at Morgan Stanley. Mr. McKinney received his BA in Economics from Dartmouth College in 1996 and his MBA from the Wharton School of Business in 2003.

III.	In the section of the SAI entitled Management & Advisory Arrangements/Additional Information About the Portfolio Managers – Other Accounts and Ownership of Fund Securities/Large Cap italization Value, the following line is hereby added to the table found in this section:

Subadvisers	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
NFJ Investment Group LLC	R. Burns McKinney	14/$11.04 billion*	1/$7 million*	45/$8.43 billion*	None

          *Information current as of October 31, 2009

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